Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS
Cash	$ 1,564,795	$ 6,416,998
Short-term investment	10,000,000	10,000,000
Prepayments and other receivables	56,548	27,598
Total current assets	11,621,343	16,444,596
OTHER ASSETS
Property and equipment, net	440,829	712,594
Long-term deposits	108,499	114,302
Right-of-use assets, net	451,084	747,426
Total other assets	1,000,412	1,574,322
Total assets	12,621,755	18,018,918
CURRENT LIABILITIES
Accrued expenses	158,081	151,127
Other payables – related parties	10,570	15,650
Operating lease liabilities – current	438,263	410,987
Total current liabilities	606,914	577,764
NON CURRENT LIABILITIES
Operating lease liabilities – non – current	25,406	360,268
Total liabilities	632,320	938,032
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 100,000,000 shares authorized, and 13,012,866 shares and 13,012,866 shares issued and outstanding as of June 30, 2023 and 2022, respectively	130	130
Additional paid-in capital	29,431,927	28,509,304
Accumulated deficit	(17,315,066)	(11,443,936)
Accumulated other comprehensive loss	(86,658)
Total equity attributed to shareholders of the Company	12,030,333	17,065,498
Non-controlling interest	(40,898)	15,388
Total shareholders’ equity	11,989,435	17,080,886
Total liabilities and shareholders’ equity	$ 12,621,755	$ 18,018,918